SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL
Schedule of share capital

	December 31,
	2019	2020
	RMB	RMB
Registered, issued and fully paid
95,557,771,046 listed A shares (2019: 95,557,771,046) of RMB 1.00 each	95,558	95,558
25,513,438,600 listed H shares (2019: 25,513,438,600) of RMB 1.00 each	25,513	25,513
	121,071	121,071